Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]	400,000,000	400,000,000
Ordinary shares, shares issued (in Shares)	[1]	9,382,000	6,582,000
Ordinary shares, shares outstanding (in Shares)	[1]	9,382,000	6,582,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]	100,000,000	100,000,000
Ordinary shares, shares issued (in Shares)	[1]	7,668,000	7,668,000
Ordinary shares, shares outstanding (in Shares)	[1]	7,668,000	7,668,000

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.